RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

30.    RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties of the Group and their relationships with the Group:

Name of Entity or Individual	Relationship with the Group

Mr. Leaf Hua Li and his spouse	Principal shareholder and member of his immediate families
Tencent Holdings Limited and its subsidiaries(“Tencent Group”)	Principal shareholder
Individual directors and officers and their spouses	Directors or officers of the Group and members of their immediate families

(a)    Cash and cash equivalent

	As of December 31,
	2020	2021

	(HK$ in thousands)
Cash and cash equivalent	149	372

The balance represents the cash deposited by the Group in various payment channels of Tencent Group for funding marketing campaigns, of which could be withdrawn on demand.

(b)    Amounts Due to Related Parties

	As of December 31,
	2020	2021

	(HK$ in thousands)
Payables to Tencent Group in relation to ESOP management services	70,750	1,307
Payables in relation to cloud equipment and services from Tencent Group	16,062	85,887
SMS channel services from Tencent Group	357	265
	87,169	87,459

(c)    Transactions with Related Parties

	Year ended December 31,
	2019	2020	2021

	(HK$ in thousands)

Equipment purchased	40,218	4,496	45,658
Software purchased	—	508	3,869
Cloud service fee	16,729	48,940	114,386
SMS channel service fee	1,523	2,511	1,197
Advertising expenses	682	159	—
Human resource services	—	—	135
ESOP management service income	550	595	640
	59,702	57,209	165,885

The Group utilizes the cloud services, equipment and software provided by Tencent Group to process large amount of complicated data in-house, which reduces the risks involved in data storage and transmission. SMS channel services is provided by Tencent Group, including verification code, notification and marketing message services for the Group to reach its end users. Tencent Group provides advertising services to the Group via Tencent Group’s social media. The Group also earns revenue from Tencent Group by providing ESOP management service. Tencent Group also provides human resources services to the Group.

30.    RELATED PARTY BALANCES AND TRANSACTIONS (Continued)

(d)   Trade related transactions with Related Parties

Included in payables to clients in the consolidated balance sheets as of December 31, 2020 and 2021, were payables to directors and officers of HK$42,019 thousand and HK$44,480 thousand, respectively. Revenue earned by providing brokerage services and margin loans to directors and officers and their spouses amounts to HK$2,211 thousand, HK$1,642 thousand and HK$1,430 thousand for the years ended December 31, 2019, 2020 and 2021, respectively.